UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2015

1.850083.108

GEI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 1.3%
Dana Holding Corp.	19,761	$ 430,197
Delphi Automotive PLC	4,630	402,717
Gentex Corp.	130,672	2,244,945
Lear Corp.	21,258	2,466,353
		5,544,212
Diversified Consumer Services - 0.1%
H&R Block, Inc.	8,951	284,015
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	32,890	1,814,870
Jack in the Box, Inc.	12,294	1,067,242
McDonald's Corp.	16,564	1,588,985
Starbucks Corp.	23,152	1,202,978
		5,674,075
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	17,939	7,699,957
Expedia, Inc.	19,759	2,119,350
HSN, Inc.	8,834	592,850
Priceline Group, Inc. (a)	128	150,021
		10,562,178
Leisure Products - 0.2%
Polaris Industries, Inc.	5,818	832,265
Media - 4.6%
Cinemark Holdings, Inc.	9,591	388,723
Comcast Corp. Class A	129,004	7,541,574
DIRECTV (a)	12,845	1,169,409
Morningstar, Inc.	105	8,117
Omnicom Group, Inc.	1,290	96,144
Scripps Networks Interactive, Inc. Class A	35,712	2,393,061
The Walt Disney Co. (e)	34,737	3,833,923
Twenty-First Century Fox, Inc. Class A	56,362	1,893,763
Viacom, Inc. Class B (non-vtg.)	46,183	3,088,719
		20,413,433
Multiline Retail - 1.7%
Dillard's, Inc. Class A	1,053	122,159
Kohl's Corp.	32,957	2,158,354
Macy's, Inc.	42,561	2,849,459
Target Corp.	28,560	2,265,379
		7,395,351
Specialty Retail - 4.2%
Bed Bath & Beyond, Inc. (a)(e)	25,571	1,823,724
Best Buy Co., Inc.	63,981	2,220,141
Foot Locker, Inc.	36,144	2,284,301
Gap, Inc.	63,262	2,424,832
GNC Holdings, Inc.	1,411	62,846
Home Depot, Inc.	69,218	7,712,270
Lowe's Companies, Inc.	15,128	1,058,657

	Shares	Value
Murphy U.S.A., Inc. (a)	7,807	$ 454,602
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,760	573,851
		18,615,224
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	14,370	979,316
Fossil Group, Inc. (a)(e)	20,745	1,473,102
Michael Kors Holdings Ltd. (a)	7,182	333,963
NIKE, Inc. Class B	36,408	3,701,601
		6,487,982
TOTAL CONSUMER DISCRETIONARY		75,808,735
CONSUMER STAPLES - 8.5%
Beverages - 3.1%
Dr. Pepper Snapple Group, Inc.	26,506	2,031,420
PepsiCo, Inc.	68,986	6,652,320
The Coca-Cola Co.	115,700	4,739,072
		13,422,812
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,008	143,731
CVS Health Corp.	27,539	2,819,443
Wal-Mart Stores, Inc.	33,239	2,468,661
Walgreens Boots Alliance, Inc.	2,153	184,814
		5,616,649
Food Products - 1.3%
Archer Daniels Midland Co.	45,901	2,425,868
Kraft Foods Group, Inc.	15,265	1,289,129
Pilgrim's Pride Corp. (e)	57,285	1,465,350
Sanderson Farms, Inc. (e)	7,961	649,060
		5,829,407
Household Products - 1.1%
Clorox Co.	24,128	2,597,620
Procter & Gamble Co.	29,944	2,347,310
		4,944,930
Tobacco - 1.7%
Altria Group, Inc.	114,147	5,844,326
Lorillard, Inc.	7,764	562,735
Philip Morris International, Inc.	10,291	854,873
		7,261,934
TOTAL CONSUMER STAPLES		37,075,732
ENERGY - 5.0%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (e)	17,390	535,090
Dril-Quip, Inc. (a)	29,658	2,241,552
FMC Technologies, Inc. (a)	28,296	1,182,490
National Oilwell Varco, Inc.	43,383	2,134,010
Oceaneering International, Inc.	3,130	159,004
Schlumberger Ltd.	40,031	3,633,614
		9,885,760
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.7%
HollyFrontier Corp.	56,792	$ 2,365,387
Marathon Petroleum Corp.	28,320	2,929,987
Tesoro Corp.	23,874	2,112,849
Valero Energy Corp.	41,717	2,471,315
Western Refining, Inc.	48,819	2,147,060
		12,026,598
TOTAL ENERGY		21,912,358
FINANCIALS - 6.8%
Capital Markets - 2.0%
Franklin Resources, Inc.	4,736	241,110
Lazard Ltd. Class A	45,015	2,501,033
LPL Financial (e)	13,477	574,659
SEI Investments Co.	11,709	560,159
T. Rowe Price Group, Inc.	30,288	2,443,939
Waddell & Reed Financial, Inc. Class A	46,930	2,242,315
		8,563,215
Consumer Finance - 2.0%
American Express Co.	61,742	4,922,072
Discover Financial Services	36,562	2,130,468
Synchrony Financial (e)	58,155	1,877,825
		8,930,365
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	14,647	2,094,521
Insurance - 0.5%
American Financial Group, Inc.	5,574	353,949
Progressive Corp.	70,672	1,932,172
		2,286,121
Real Estate Investment Trusts - 1.8%
Lamar Advertising Co. Class A	39,191	2,375,758
Public Storage	16,173	3,130,122
Weyerhaeuser Co.	68,738	2,238,109
		7,743,989
TOTAL FINANCIALS		29,618,211
HEALTH CARE - 16.0%
Biotechnology - 6.9%
Amgen, Inc.	41,332	6,458,538
Biogen, Inc. (a)	14,646	5,814,316
Celgene Corp. (a)	49,697	5,687,325
Gilead Sciences, Inc.	80,618	9,050,983
Medivation, Inc. (a)	2,259	298,301
Regeneron Pharmaceuticals, Inc. (a)	134	68,683
United Therapeutics Corp. (a)	14,277	2,622,970
		30,001,116
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	13,889	1,951,543

	Shares	Value
Edwards Lifesciences Corp. (a)	21,087	$ 2,756,493
St. Jude Medical, Inc.	3,845	283,569
		4,991,605
Health Care Providers & Services - 3.8%
Aetna, Inc.	25,111	2,962,345
AmerisourceBergen Corp.	15,583	1,754,022
Anthem, Inc.	14,119	2,369,874
Cardinal Health, Inc.	16,778	1,479,316
Centene Corp. (a)	28,398	2,139,505
Cigna Corp.	1,483	208,851
Express Scripts Holding Co. (a)	16,698	1,455,064
HCA Holdings, Inc. (a)	8,544	699,156
Health Net, Inc. (a)	36,875	2,295,100
UnitedHealth Group, Inc.	9,755	1,172,649
		16,535,882
Health Care Technology - 0.0%
Cerner Corp. (a)	2,326	156,517
Pharmaceuticals - 4.2%
AbbVie, Inc.	93,555	6,229,827
Actavis PLC (a)	6,393	1,961,436
Bristol-Myers Squibb Co.	12,925	834,955
Johnson & Johnson	38,345	3,839,868
Merck & Co., Inc.	53,211	3,240,018
Mylan N.V.	5,654	410,650
Pfizer, Inc.	59,522	2,068,390
		18,585,144
TOTAL HEALTH CARE		70,270,264
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.1%
General Dynamics Corp.	11,963	1,676,734
Honeywell International, Inc.	9,415	981,043
Huntington Ingalls Industries, Inc.	2,339	290,013
Lockheed Martin Corp.	11,383	2,142,281
Northrop Grumman Corp.	3,242	516,062
Rockwell Collins, Inc. (e)	14,479	1,378,256
The Boeing Co.	42,770	6,010,040
Triumph Group, Inc.	8,323	555,061
		13,549,490
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	1,389	63,672
FedEx Corp.	14,884	2,578,206
United Parcel Service, Inc. Class B	9,286	921,357
		3,563,235
Airlines - 0.6%
Southwest Airlines Co.	66,601	2,467,567
United Continental Holdings, Inc. (a)	6,380	348,284
		2,815,851
Commercial Services & Supplies - 0.2%
Deluxe Corp.	3,844	245,363
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	19,953	$ 743,449
R.R. Donnelley & Sons Co. (e)	2,216	42,503
		1,031,315
Electrical Equipment - 0.1%
Emerson Electric Co.	4,047	244,075
Industrial Conglomerates - 1.9%
3M Co.	37,735	6,002,884
Danaher Corp. (e)	26,786	2,312,168
		8,315,052
Machinery - 1.5%
Allison Transmission Holdings, Inc.	61,102	1,869,721
Caterpillar, Inc. (e)	18,772	1,601,627
Cummins, Inc.	9,872	1,338,150
Parker Hannifin Corp.	3,831	461,367
Trinity Industries, Inc. (e)	35,946	1,078,021
		6,348,886
Professional Services - 0.3%
Equifax, Inc.	3,709	372,124
Robert Half International, Inc.	16,906	952,991
		1,325,115
Road & Rail - 0.8%
Union Pacific Corp.	36,359	3,668,987
TOTAL INDUSTRIALS		40,862,006
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 3.2%
Brocade Communications Systems, Inc.	15,806	195,441
Cisco Systems, Inc.	74,145	2,173,190
F5 Networks, Inc. (a)	20,265	2,547,108
Harris Corp. (e)	3,927	311,097
Juniper Networks, Inc.	80,300	2,232,340
QUALCOMM, Inc.	95,273	6,638,623
		14,097,799
Electronic Equipment & Components - 0.6%
CDW Corp.	10,956	406,468
Corning, Inc.	107,432	2,247,477
		2,653,945
Internet Software & Services - 4.4%
eBay, Inc. (a)	27,911	1,712,619
Facebook, Inc. Class A (a)	49,821	3,945,325
Google, Inc.:
Class A (a)	10,429	5,687,142
Class C	14,501	7,716,127
Rackspace Hosting, Inc. (a)	6,986	280,069
		19,341,282
IT Services - 4.8%
Amdocs Ltd.	39,644	2,174,473

	Shares	Value
Booz Allen Hamilton Holding Corp. Class A	67,865	$ 1,720,378
DST Systems, Inc.	19,685	2,330,704
IBM Corp.	29,783	5,052,686
Jack Henry & Associates, Inc.	18,964	1,234,177
MasterCard, Inc. Class A	14,562	1,343,490
Maximus, Inc.	33,828	2,211,336
Science Applications International Corp.	13,828	732,884
Total System Services, Inc.	701	28,881
Visa, Inc. Class A	58,180	3,995,802
		20,824,811
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	9,112	183,425
Broadcom Corp. Class A	25,360	1,441,716
Intel Corp.	84,796	2,922,070
Micron Technology, Inc. (a)	118,315	3,304,538
NVIDIA Corp.	67,586	1,495,678
Skyworks Solutions, Inc.	18,958	2,073,247
Texas Instruments, Inc.	6,249	349,444
		11,770,118
Software - 6.2%
Aspen Technology, Inc. (a)(e)	30,233	1,293,972
CA Technologies, Inc.	19,453	592,344
Citrix Systems, Inc. (a)	34,607	2,249,801
Electronic Arts, Inc. (a)	46,106	2,893,382
FactSet Research Systems, Inc.	3,300	545,061
Microsoft Corp.	253,638	11,885,477
Oracle Corp.	76,962	3,347,077
Symantec Corp.	89,775	2,210,709
Synopsys, Inc. (a)	45,608	2,275,383
		27,293,206
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	249,401	32,491,958
Hewlett-Packard Co.	30,828	1,029,655
NetApp, Inc.	65,587	2,190,606
Western Digital Corp.	7,719	751,522
		36,463,741
TOTAL INFORMATION TECHNOLOGY		132,444,902
MATERIALS - 2.1%
Chemicals - 2.1%
Cabot Corp.	2,121	87,958
E.I. du Pont de Nemours & Co.	3,780	268,418
Eastman Chemical Co.	10,345	794,186
International Flavors & Fragrances, Inc.	610	72,614
LyondellBasell Industries NV Class A	38,805	3,923,186
Monsanto Co.	2,340	273,733
Sherwin-Williams Co.	233	67,146
The Dow Chemical Co.	52,685	2,743,308
Westlake Chemical Corp.	13,180	929,322
		9,159,871
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Avery Dennison Corp.	726	$ 44,947
TOTAL MATERIALS		9,204,818
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
CenturyLink, Inc.	58,808	1,954,778
Verizon Communications, Inc.	201,295	9,952,025
		11,906,803
TOTAL COMMON STOCKS (Cost $352,506,437)		429,103,829
Money Market Funds - 6.4%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	8,291,627	8,291,627
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	19,759,025	19,759,025
TOTAL MONEY MARKET FUNDS (Cost $28,050,652)		28,050,652
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $380,557,089)		457,154,481
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(18,645,519)
NET ASSETS - 100%		$ 438,508,962
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
86 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 9,055,800	$ 122,744

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 21,582
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $381,097,177. Net unrealized appreciation aggregated $76,057,304, of which $82,785,544 related to appreciated investment securities and $6,728,240 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2015

1.850084.108

VEI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 1.4%
Dana Holding Corp.	232,007	$ 5,050,792
Gentex Corp.	369,725	6,351,876
Lear Corp.	55,317	6,417,878
		17,820,546
Automobiles - 0.7%
Ford Motor Co.	74,496	1,130,104
General Motors Co.	201,046	7,231,625
		8,361,729
Diversified Consumer Services - 0.2%
DeVry, Inc.	89,744	2,854,757
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	122,288	5,665,603
Jack in the Box, Inc.	11,719	1,017,326
		6,682,929
Household Durables - 0.0%
Toll Brothers, Inc. (a)	7,974	288,420
Internet & Catalog Retail - 0.0%
HSN, Inc.	4,408	295,821
Media - 1.0%
Cinemark Holdings, Inc.	34,305	1,390,382
Comcast Corp. Class A	134,408	7,857,492
Time Warner, Inc.	26,615	2,248,435
Time, Inc.	38,055	856,618
		12,352,927
Multiline Retail - 2.4%
Big Lots, Inc.	37,104	1,628,866
Dillard's, Inc. Class A	13,274	1,539,917
Kohl's Corp.	118,076	7,732,797
Macy's, Inc.	100,744	6,744,811
Target Corp.	148,029	11,741,660
		29,388,051
Specialty Retail - 1.8%
American Eagle Outfitters, Inc.	96,348	1,577,217
Best Buy Co., Inc.	205,626	7,135,222
Dick's Sporting Goods, Inc.	19,105	1,026,321
Foot Locker, Inc.	116,018	7,332,338
Gap, Inc.	112,505	4,312,317
Murphy U.S.A., Inc. (a)	7,064	411,337
		21,794,752
TOTAL CONSUMER DISCRETIONARY		99,839,932
CONSUMER STAPLES - 8.6%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	46,329	3,550,655

	Shares	Value
Food & Staples Retailing - 2.9%
CVS Health Corp.	177,818	$ 18,205,007
Wal-Mart Stores, Inc.	252,984	18,789,122
		36,994,129
Food Products - 2.2%
Archer Daniels Midland Co.	197,778	10,452,567
Bunge Ltd.	47,533	4,399,654
Mondelez International, Inc.	31,488	1,309,586
Pilgrim's Pride Corp. (e)	249,221	6,375,073
Sanderson Farms, Inc. (e)	71,272	5,810,806
		28,347,686
Household Products - 2.6%
Clorox Co.	20,445	2,201,109
Procter & Gamble Co.	382,403	29,976,571
		32,177,680
Tobacco - 0.6%
Altria Group, Inc.	132,878	6,803,354
Philip Morris International, Inc.	4,016	333,609
		7,136,963
TOTAL CONSUMER STAPLES		108,207,113
ENERGY - 9.4%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (e)	41,783	1,285,663
Baker Hughes, Inc.	28,243	1,820,544
Cameron International Corp. (a)	40,151	2,060,951
Dril-Quip, Inc. (a)	51,855	3,919,201
Ensco PLC Class A	54,494	1,280,609
National Oilwell Varco, Inc.	166,865	8,208,089
Oceaneering International, Inc.	1,570	79,756
Schlumberger Ltd.	1,589	144,234
		18,799,047
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	167,654	17,268,362
ConocoPhillips Co.	47,785	3,042,949
Exxon Mobil Corp.	463,628	39,501,101
HollyFrontier Corp.	177,472	7,391,709
Marathon Petroleum Corp.	68,855	7,123,738
Occidental Petroleum Corp.	10,886	851,176
Phillips 66 Co.	25,924	2,051,107
Tesoro Corp.	79,564	7,041,414
Valero Energy Corp.	154,144	9,131,491
Western Refining, Inc.	138,253	6,080,367
World Fuel Services Corp.	1,101	55,083
		99,538,497
TOTAL ENERGY		118,337,544
FINANCIALS - 27.6%
Banks - 9.6%
Bank of America Corp.	1,580,105	26,071,733
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	354,618	$ 19,177,741
Fulton Financial Corp.	22,232	281,457
JPMorgan Chase & Co.	536,121	35,266,039
PNC Financial Services Group, Inc.	25,370	2,427,655
Regions Financial Corp.	718,404	7,248,696
U.S. Bancorp	60,790	2,620,657
Wells Fargo & Co.	494,325	27,662,427
		120,756,405
Capital Markets - 3.4%
Franklin Resources, Inc.	64,987	3,308,488
Goldman Sachs Group, Inc.	85,399	17,608,420
Lazard Ltd. Class A	69,803	3,878,255
LPL Financial (e)	40,414	1,723,253
Morgan Stanley	339,429	12,966,188
SEI Investments Co.	58,793	2,812,657
T. Rowe Price Group, Inc.	9,789	789,874
		43,087,135
Consumer Finance - 2.8%
Ally Financial, Inc. (a)	4,383	99,363
American Express Co.	29,440	2,346,957
Capital One Financial Corp.	141,218	11,800,176
Discover Financial Services	159,192	9,276,118
Navient Corp.	333,509	6,426,718
Synchrony Financial (e)	165,168	5,333,275
		35,282,607
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	261,346	37,372,478
Leucadia National Corp.	10,086	248,418
Voya Financial, Inc.	160,569	7,275,381
		44,896,277
Insurance - 4.5%
ACE Ltd.	7,758	826,072
AFLAC, Inc.	104,397	6,495,581
Allied World Assurance Co.	50,040	2,126,200
American Financial Group, Inc.	35,034	2,224,659
American International Group, Inc.	101,050	5,922,541
American National Insurance Co.	6,528	673,755
Arch Capital Group Ltd. (a)	11,116	710,201
Aspen Insurance Holdings Ltd.	126,730	5,875,203
Assured Guaranty Ltd.	91,318	2,610,782
CNA Financial Corp.	5,928	229,176
Endurance Specialty Holdings Ltd.	34,114	2,073,449
HCC Insurance Holdings, Inc.	19,645	1,123,301
MBIA, Inc. (a)	25,762	232,373
MetLife, Inc.	45,229	2,363,668
Progressive Corp.	297,832	8,142,727
Reinsurance Group of America, Inc.	38,619	3,612,807
RenaissanceRe Holdings Ltd.	5,559	567,629

	Shares	Value
The Travelers Companies, Inc.	89,445	$ 9,044,678
Validus Holdings Ltd.	26,249	1,126,345
		55,981,147
Real Estate Investment Trusts - 3.7%
American Capital Agency Corp.	303,321	6,327,276
Annaly Capital Management, Inc.	505,335	5,275,697
Chimera Investment Corp.	295,404	4,262,680
Hospitality Properties Trust (SBI)	22,044	665,508
Host Hotels & Resorts, Inc.	18,906	376,608
Lamar Advertising Co. Class A	76,357	4,628,761
MFA Financial, Inc. (e)	824,878	6,549,531
Public Storage	33,268	6,438,689
Starwood Property Trust, Inc.	109,761	2,622,190
The GEO Group, Inc.	5,272	199,967
Two Harbors Investment Corp.	30,281	323,704
Weyerhaeuser Co.	250,022	8,140,716
		45,811,327
TOTAL FINANCIALS		345,814,898
HEALTH CARE - 16.5%
Biotechnology - 1.0%
Amgen, Inc.	43,136	6,740,431
United Therapeutics Corp. (a)	27,986	5,141,588
		11,882,019
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	45,203	2,196,866
Becton, Dickinson & Co.	11,894	1,671,226
Edwards Lifesciences Corp. (a)	47,862	6,256,521
Medtronic PLC	83,532	6,375,162
		16,499,775
Health Care Providers & Services - 5.2%
Aetna, Inc.	89,825	10,596,655
Anthem, Inc.	74,930	12,577,001
Cardinal Health, Inc.	90,223	7,954,962
Cigna Corp.	14,564	2,051,048
Community Health Systems, Inc. (a)	23,930	1,323,568
HCA Holdings, Inc. (a)	27,243	2,229,295
Health Net, Inc. (a)	121,005	7,531,351
UnitedHealth Group, Inc.	170,836	20,536,196
		64,800,076
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	55,450	2,283,986
PAREXEL International Corp. (a)(e)	6,324	420,356
Thermo Fisher Scientific, Inc.	2,538	329,001
		3,033,343
Pharmaceuticals - 8.8%
AbbVie, Inc.	97,006	6,459,630
Bristol-Myers Squibb Co.	28,939	1,869,459
Eli Lilly & Co.	113,080	8,922,012
Hospira, Inc. (a)	6,016	531,935
Johnson & Johnson	346,314	34,679,884
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	407,230	$ 24,796,235
Perrigo Co. PLC	3,764	716,289
Pfizer, Inc.	944,005	32,804,174
		110,779,618
TOTAL HEALTH CARE		206,994,831
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.2%
General Dynamics Corp.	81,984	11,490,877
Huntington Ingalls Industries, Inc.	36,807	4,563,700
Moog, Inc. Class A (a)	2,516	172,673
Northrop Grumman Corp.	61,445	9,780,815
Raytheon Co.	23,040	2,379,110
The Boeing Co.	43,110	6,057,817
Triumph Group, Inc.	15,090	1,006,352
United Technologies Corp.	42,244	4,949,729
Vectrus, Inc. (a)	4,131	103,647
		40,504,720
Air Freight & Logistics - 0.8%
FedEx Corp.	54,780	9,488,992
Airlines - 0.2%
Southwest Airlines Co.	55,161	2,043,715
Commercial Services & Supplies - 0.3%
Cintas Corp.	940	80,925
Deluxe Corp.	38,496	2,457,200
KAR Auction Services, Inc.	1,264	47,097
R.R. Donnelley & Sons Co. (e)	37,801	725,023
Republic Services, Inc.	20,624	830,941
		4,141,186
Industrial Conglomerates - 3.0%
3M Co.	37,763	6,007,338
Danaher Corp. (e)	61,713	5,327,066
General Electric Co.	967,536	26,384,707
		37,719,111
Machinery - 0.9%
Allison Transmission Holdings, Inc.	160,097	4,898,968
Lincoln Electric Holdings, Inc.	5,877	394,993
Trinity Industries, Inc. (e)	218,316	6,547,297
		11,841,258
TOTAL INDUSTRIALS		105,738,982
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	560,445	6,929,902
Cisco Systems, Inc.	824,175	24,156,569
QUALCOMM, Inc.	69,879	4,869,169
		35,955,640

	Shares	Value
Electronic Equipment & Components - 0.2%
Corning, Inc.	114,774	$ 2,401,072
IT Services - 1.1%
Amdocs Ltd.	91,799	5,035,175
DST Systems, Inc.	29,768	3,524,531
The Western Union Co. (e)	9,319	204,552
Xerox Corp.	462,495	5,281,693
		14,045,951
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	76,742	1,544,816
Intel Corp.	745,616	25,693,927
Marvell Technology Group Ltd.	131,630	1,841,504
Micron Technology, Inc. (a)	251,135	7,014,201
NVIDIA Corp.	244,554	5,411,980
		41,506,428
Software - 1.4%
Microsoft Corp.	215,973	10,120,495
Symantec Corp.	320,705	7,897,361
		18,017,856
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	48,146	6,272,461
Hewlett-Packard Co.	412,946	13,792,396
NetApp, Inc.	199,280	6,655,952
Western Digital Corp.	2,428	236,390
		26,957,199
TOTAL INFORMATION TECHNOLOGY		138,884,146
MATERIALS - 2.4%
Chemicals - 2.3%
Cabot Corp.	32,020	1,327,869
LyondellBasell Industries NV Class A	63,386	6,408,325
The Dow Chemical Co.	243,457	12,676,806
The Mosaic Co.	176,673	8,100,457
		28,513,457
Containers & Packaging - 0.0%
Avery Dennison Corp.	11,833	732,581
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	13,155	839,289
Paper & Forest Products - 0.0%
Domtar Corp.	8,185	353,756
TOTAL MATERIALS		30,439,083
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	430,510	14,869,815
CenturyLink, Inc.	247,418	8,224,174
Verizon Communications, Inc.	119,125	5,889,540
		28,983,529
Common Stocks - continued
	Shares	Value
UTILITIES - 4.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	40,978	$ 2,306,652
Duke Energy Corp.	10,256	776,687
Entergy Corp.	102,600	7,845,822
PPL Corp.	1,507	52,308
Southern Co.	83,959	3,668,169
		14,649,638
Gas Utilities - 0.8%
AGL Resources, Inc.	59,191	2,981,451
UGI Corp.	188,989	7,068,189
		10,049,640
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	51,373	698,673
Multi-Utilities - 1.9%
Consolidated Edison, Inc.	101,494	6,276,389
DTE Energy Co.	3,986	315,811
PG&E Corp.	112,240	6,001,473
Public Service Enterprise Group, Inc.	209,976	8,951,277
Vectren Corp.	37,827	1,610,295
Wisconsin Energy Corp. (e)	18,063	872,082
		24,027,327
Water Utilities - 0.2%
American Water Works Co., Inc.	47,654	2,519,467
TOTAL UTILITIES		51,944,745
TOTAL COMMON STOCKS (Cost $1,159,664,672)		1,235,184,803
Money Market Funds - 4.5%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	21,554,222	21,554,222
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	35,030,197	35,030,197
TOTAL MONEY MARKET FUNDS (Cost $56,584,419)		56,584,419
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,216,249,091)		1,291,769,222
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(37,026,172)
NET ASSETS - 100%		$ 1,254,743,050
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
172 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 18,111,600	$ 468,393

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 82,737
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,218,311,785. Net unrealized appreciation aggregated $73,457,437, of which $106,580,590 related to appreciated investment securities and $33,123,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

May 31, 2015

1.870940.107

IEI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 6.3%
ASX Ltd.	7,754	$ 246,796
Australia & New Zealand Banking Group Ltd.	56,070	1,422,799
BHP Billiton Ltd.	6,423	143,233
Commonwealth Bank of Australia	14,595	949,486
CSL Ltd.	8,158	583,178
Echo Entertainment Group Ltd.	19,557	69,977
Goodman Group unit	83,103	416,163
Harvey Norman Holdings Ltd.	51,614	185,469
Macquarie Group Ltd.	2,287	142,942
National Australia Bank Ltd.	18,947	497,157
Qantas Airways Ltd. (a)	27,926	75,155
Sonic Healthcare Ltd.	46,225	709,654
South32 Ltd. (a)	6,423	10,754
Telstra Corp. Ltd.	189,256	900,007
The GPT Group unit	127,105	448,963
Westpac Banking Corp.	39,432	1,010,248
Woodside Petroleum Ltd.	32,218	902,280
Woolworths Ltd.	3,559	76,189
WorleyParsons Ltd.	16,844	140,242
TOTAL AUSTRALIA		8,930,692
Austria - 0.1%
Voestalpine AG	1,779	73,993
Bailiwick of Jersey - 1.1%
Shire PLC	6,610	571,704
WPP PLC	39,224	926,714
TOTAL BAILIWICK OF JERSEY		1,498,418
Belgium - 1.2%
Anheuser-Busch InBev SA NV	4,467	538,987
Belgacom SA	4,072	141,436
Colruyt NV	3,079	138,496
Delhaize Group SA	6,831	609,750
Solvay SA Class A	1,713	237,055
TOTAL BELGIUM		1,665,724
Bermuda - 0.5%
Kerry Properties Ltd.	96,000	400,534
Li & Fung Ltd.	114,000	98,803
Noble Group Ltd.	16,900	9,966
Yue Yuen Industrial (Holdings) Ltd.	68,500	235,441
TOTAL BERMUDA		744,744
Cayman Islands - 1.1%
Cheung Kong Property Holdings Ltd. (a)	45,000	430,056
CK Hutchison Holdings Ltd.	73,500	1,147,008
TOTAL CAYMAN ISLANDS		1,577,064
Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	438	844,695
Novo Nordisk A/S Series B	32,931	1,868,187

	Shares	Value
Pandora A/S	1,382	$ 138,958
Vestas Wind Systems A/S	15,602	796,551
TOTAL DENMARK		3,648,391
Finland - 1.5%
Kone Oyj (B Shares)	3,268	137,001
Nokia Corp.	102,242	748,074
Orion Oyj (B Shares)	21,907	731,438
Sampo Oyj (A Shares)	249	11,727
UPM-Kymmene Corp.	30,258	542,684
TOTAL FINLAND		2,170,924
France - 9.0%
Aeroports de Paris	336	41,571
Atos Origin SA	9,016	693,456
AXA SA	26,697	671,898
BNP Paribas SA	7,560	456,092
Christian Dior SA	3,801	763,124
Compagnie de St. Gobain	5,312	247,544
GDF Suez	22,497	454,018
L'Oreal SA	6,207	1,172,209
Michelin CGDE Series B	7,608	815,282
Orange SA	42,126	664,073
Peugeot Citroen SA (a)	36,966	771,395
Renault SA	6,980	724,680
Safran SA	7,107	502,760
Sanofi SA	19,213	1,892,105
Societe Generale Series A	3,145	146,888
Total SA	33,237	1,677,320
Unibail-Rodamco	218	55,991
Valeo SA	3,800	606,624
VINCI SA	5,830	346,279
TOTAL FRANCE		12,703,309
Germany - 6.4%
Allianz SE	5,997	942,826
BASF AG	9,019	834,049
Bayer AG	3,863	547,949
Continental AG	1,992	459,988
Daimler AG (Germany)	12,116	1,134,821
Deutsche Bank AG	7,487	225,814
Deutsche Boerse AG	3,935	315,190
Infineon Technologies AG	31,544	411,233
K&S AG	18,885	615,397
Metro AG	21,663	754,442
Muenchener Rueckversicherungs AG	2,891	533,431
OSRAM Licht AG	4,481	236,182
ProSiebenSat.1 Media AG	16,535	790,703
SAP AG	387	28,732
Siemens AG	11,879	1,251,668
TOTAL GERMANY		9,082,425
Hong Kong - 2.9%
AIA Group Ltd.	21,000	138,264
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	231,000	$ 729,914
Hopewell Holdings Ltd.	3,500	13,677
Hutchison Whampoa Ltd.	11,000	163,121
Hysan Development Co. Ltd.	74,005	337,877
Link (REIT)	127,000	737,072
PCCW Ltd.	96,000	60,049
Sino Land Ltd.	26,111	44,721
SJM Holdings Ltd.	37,000	47,385
Swire Pacific Ltd. (A Shares)	10,000	134,517
Swire Properties Ltd.	73,200	249,235
Wharf Holdings Ltd.	115,000	793,497
Wheelock and Co. Ltd.	133,000	717,004
TOTAL HONG KONG		4,166,333
Italy - 1.2%
Assicurazioni Generali SpA	1,520	29,398
Atlantia SpA	5,704	146,719
Enel SpA	161,478	783,538
Eni SpA	16,787	302,512
Intesa Sanpaolo SpA	82,476	298,785
Luxottica Group SpA	2,733	184,575
TOTAL ITALY		1,745,527
Japan - 23.1%
Asahi Kasei Corp.	65,000	574,984
Astellas Pharma, Inc.	51,600	748,909
Bank of Yokohama Ltd.	41,000	253,919
Bridgestone Corp.	16,600	688,980
Brother Industries Ltd.	500	7,792
Canon, Inc.	27,700	955,879
Central Japan Railway Co.	3,200	554,569
Citizen Holdings Co. Ltd.	18,600	135,388
Dainippon Sumitomo Pharma Co. Ltd.	30,600	347,517
Daiwa House Industry Co. Ltd.	9,400	225,125
Fanuc Corp.	800	176,145
Fuji Electric Co. Ltd.	86,000	408,630
Fuji Heavy Industries Ltd.	24,200	908,466
Fujifilm Holdings Corp.	10,600	403,354
Fujitsu Ltd.	112,000	626,312
Hoya Corp.	15,500	569,888
Itochu Corp.	67,000	900,496
Japan Airlines Co. Ltd.	14,500	496,790
Kao Corp.	14,200	644,931
KDDI Corp.	48,400	1,089,517
Kobe Steel Ltd.	30,000	56,006
Konica Minolta, Inc.	41,500	519,677
Medipal Holdings Corp.	5,300	81,733
Mitsubishi Chemical Holdings Corp.	108,700	681,755
Mitsubishi Electric Corp.	66,000	901,319
Mitsubishi Gas Chemical Co., Inc.	34,000	196,895
Mitsubishi Motors Corp. of Japan	64,800	600,178
Mitsubishi Tanabe Pharma Corp.	21,900	346,901

	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	208,100	$ 1,534,489
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,800	108,927
Mizuho Financial Group, Inc.	337,300	742,595
Murata Manufacturing Co. Ltd.	6,300	1,021,130
Nexon Co. Ltd.	27,900	375,437
Nippon Steel & Sumitomo Metal Corp.	141,000	386,016
Nippon Telegraph & Telephone Corp.	13,900	961,319
Nomura Holdings, Inc.	137,100	905,564
NTT DOCOMO, Inc.	43,900	788,819
ORIX Corp.	57,800	911,345
Panasonic Corp.	66,000	966,054
Resona Holdings, Inc.	142,100	810,305
Seiko Epson Corp.	34,300	631,601
Sekisui Chemical Co. Ltd.	52,000	699,477
Shin-Etsu Chemical Co. Ltd.	1,500	91,293
Sumitomo Chemical Co. Ltd.	136,000	789,963
Sumitomo Heavy Industries Ltd.	88,000	575,661
Sumitomo Mitsui Financial Group, Inc.	28,600	1,297,849
Sumitomo Rubber Industries Ltd.	19,500	342,862
TDK Corp.	8,000	638,305
Teijin Ltd.	145,000	539,305
Tokio Marine Holdings, Inc.	15,800	650,894
Tokyo Electric Power Co., Inc. (a)	126,700	720,682
Tokyo Electron Ltd.	12,800	822,646
Toyota Motor Corp.	18,000	1,241,649
TOTAL JAPAN		32,656,242
Luxembourg - 0.5%
RTL Group SA	2,262	202,897
Subsea 7 SA	34,150	358,144
Tenaris SA	12,633	182,566
TOTAL LUXEMBOURG		743,607
Netherlands - 4.7%
CNH Industrial NV	86,676	771,566
Fiat Chrysler Automobiles NV (a)	43,850	700,735
Heineken Holding NV	7,649	531,945
Heineken NV (Bearer)	4,851	380,089
ING Groep NV (Certificaten Van Aandelen)	27,264	450,171
Koninklijke Ahold NV	35,691	725,777
Koninklijke Boskalis Westminster NV	9,179	454,818
NN Group NV	8,724	243,995
STMicroelectronics NV	73,770	628,647
Unilever NV (Certificaten Van Aandelen) (Bearer)	33,002	1,409,946
Wolters Kluwer NV	9,453	294,180
TOTAL NETHERLANDS		6,591,869
Norway - 0.3%
Yara International ASA	9,267	467,688
Portugal - 0.4%
Energias de Portugal SA	161,848	631,928
Common Stocks - continued
	Shares	Value
Singapore - 1.2%
ComfortDelgro Corp. Ltd.	227,900	$ 517,301
Oversea-Chinese Banking Corp. Ltd.	8,303	62,822
Wilmar International Ltd.	145,400	362,394
Yangzijiang Shipbuilding Holdings Ltd.	654,500	701,545
TOTAL SINGAPORE		1,644,062
Spain - 3.3%
Abertis Infraestructuras SA	7,205	126,572
Aena SA	2,121	222,234
Banco Bilbao Vizcaya Argentaria SA	44,470	440,123
Banco Santander SA (Spain)	178,437	1,272,129
Gas Natural SDG SA	24,076	592,184
Inditex SA	14,385	476,499
International Consolidated Airlines Group SA (a)	65,269	551,544
Telefonica SA	69,009	978,158
TOTAL SPAIN		4,659,443
Sweden - 1.8%
Boliden AB	6,725	144,178
H&M Hennes & Mauritz AB (B Shares)	15,185	598,745
Investor AB (B Shares)	9,957	393,189
Nordea Bank AB	15,643	203,461
Securitas AB (B Shares)	19,300	262,117
Skandinaviska Enskilda Banken AB (A Shares)	32,533	401,774
Skanska AB (B Shares)	3,850	80,102
SKF AB (B Shares)	13,156	317,540
Svenska Handelsbanken AB (A Shares)	1,675	25,224
Swedbank AB (A Shares)	438	10,274
Telefonaktiebolaget LM Ericsson (B Shares)	10,074	113,389
TOTAL SWEDEN		2,549,993
Switzerland - 9.9%
ABB Ltd. (Reg.)	47,127	1,033,356
Actelion Ltd.	3,959	553,506
Adecco SA (Reg.)	7,882	626,467
Coca-Cola HBC AG	19,519	427,505
Credit Suisse Group AG	23,775	630,639
Nestle SA	36,311	2,813,268
Novartis AG	30,534	3,133,753
Roche Holding AG (participation certificate)	9,247	2,819,145
Swatch Group AG (Bearer)	437	173,526
Swiss Re Ltd.	5,960	535,217
Syngenta AG (Switzerland)	652	296,684
UBS Group AG	28,137	605,341
Zurich Insurance Group AG	898	286,546
TOTAL SWITZERLAND		13,934,953

	Shares	Value
United Kingdom - 18.0%
3i Group PLC	76,454	$ 657,878
AstraZeneca PLC:
(United Kingdom)	1,546	104,116
sponsored ADR	9,458	638,888
Aviva PLC	60,113	482,166
BAE Systems PLC	101,671	800,279
Barclays PLC	119,676	495,582
BG Group PLC	27,398	477,562
BP PLC	270,600	1,872,479
British American Tobacco PLC (United Kingdom)	23,216	1,282,337
BT Group PLC	166,822	1,140,977
Carnival PLC	15,702	759,698
Diageo PLC	1,228	34,078
easyJet PLC	13,875	341,213
GlaxoSmithKline PLC	1,351	30,018
GlaxoSmithKline PLC sponsored ADR	22,076	979,512
Hammerson PLC	15,864	162,088
HSBC Holdings PLC:
(United Kingdom)	37,958	360,630
sponsored ADR (e)	33,929	1,611,628
Imperial Tobacco Group PLC	23,328	1,201,557
ITV PLC	206,477	859,323
Kingfisher PLC	126,987	720,489
Land Securities Group PLC	14,055	282,054
Legal & General Group PLC	10,816	43,940
Lloyds Banking Group PLC	746,620	1,003,897
Marks & Spencer Group PLC	93,174	831,216
Next PLC	573	65,858
Old Mutual PLC	110,424	373,155
Persimmon PLC	26,424	792,382
Prudential PLC	18,245	454,657
Reckitt Benckiser Group PLC	2,932	264,805
Rio Tinto PLC	26,892	1,176,107
Royal Dutch Shell PLC:
Class A (United Kingdom)	53,391	1,591,502
Class B (United Kingdom)	18,778	568,199
Royal Mail PLC	39,911	319,640
SABMiller PLC	7,431	396,832
Standard Chartered PLC (United Kingdom)	29,367	469,492
Unilever PLC	25,075	1,109,142
Vodafone Group PLC	169,992	664,497
TOTAL UNITED KINGDOM		25,419,873
TOTAL COMMON STOCKS (Cost $130,535,196)		137,307,202
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
Germany - 1.0%
Henkel AG & Co. KGaA	6,459	$ 772,883
Volkswagen AG	2,661	645,889
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,286,355)		1,418,772
Money Market Funds - 6.3%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	7,861,389	7,861,394
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	1,101,750	1,101,750
TOTAL MONEY MARKET FUNDS (Cost $8,963,131)		8,963,144
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $140,784,682)		147,689,118
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(6,214,353)
NET ASSETS - 100%		$ 141,474,765
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
31 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	$ 2,945,000	$ 99,479

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,844
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,523,042	$ 11,652,684	$ 8,870,358	$ -
Consumer Staples	15,647,562	6,185,876	9,461,686	-
Energy	8,072,806	1,400,666	6,672,140	-
Financials	32,934,369	16,995,634	15,508,679	430,056
Health Care	16,688,213	4,744,125	11,944,088	-
Industrials	17,099,801	10,801,167	6,298,634	-
Information Technology	9,330,940	1,104,689	8,226,251	-
Materials	7,858,039	2,925,798	4,932,241	-
Telecommunication Services	7,388,852	1,101,492	6,287,360	-
Utilities	3,182,350	2,461,668	720,682	-
Money Market Funds	8,963,144	8,963,144	-	-
Total Investments in Securities:	$ 147,689,118	$ 68,336,943	$ 78,922,119	$ 430,056
Derivative Instruments:
Assets
Futures Contracts	$ 99,479	$ 99,479	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 15,232,877
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $141,018,602. Net unrealized appreciation aggregated $6,670,516, of which $11,263,393 related to appreciated investment securities and $4,592,877 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2015

1.850082.108

CEI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
Gentex Corp.	113,882	$ 1,956,493
Lear Corp.	16,720	1,939,854
		3,896,347
Automobiles - 1.0%
Ford Motor Co.	66,089	1,002,570
General Motors Co.	82,965	2,984,251
		3,986,821
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	24,518	1,352,903
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	3,115	1,337,051
HSN, Inc.	9,655	647,947
		1,984,998
Media - 4.5%
Comcast Corp. Class A	88,867	5,195,165
DIRECTV (a)	6,136	558,621
Scripps Networks Interactive, Inc. Class A	31,295	2,097,078
The Walt Disney Co. (e)	51,042	5,633,506
Time Warner, Inc.	24,870	2,101,018
Viacom, Inc. Class B (non-vtg.)	37,961	2,538,832
		18,124,220
Multiline Retail - 2.0%
Kohl's Corp.	34,105	2,233,536
Macy's, Inc.	37,062	2,481,301
Target Corp.	38,893	3,084,993
		7,799,830
Specialty Retail - 3.4%
Best Buy Co., Inc.	62,879	2,181,901
Foot Locker, Inc.	32,575	2,058,740
Gap, Inc.	56,985	2,184,235
Home Depot, Inc.	45,432	5,062,033
Lowe's Companies, Inc.	29,860	2,089,603
		13,576,512
TOTAL CONSUMER DISCRETIONARY		50,721,631
CONSUMER STAPLES - 10.7%
Beverages - 3.1%
Dr. Pepper Snapple Group, Inc.	29,790	2,283,106
PepsiCo, Inc.	51,650	4,980,610
The Coca-Cola Co.	129,983	5,324,104
		12,587,820
Food & Staples Retailing - 2.9%
CVS Health Corp.	43,123	4,414,933
Kroger Co.	37,287	2,714,494
Wal-Mart Stores, Inc.	59,243	4,399,978
		11,529,405

	Shares	Value
Food Products - 1.3%
Archer Daniels Midland Co.	54,833	$ 2,897,924
Kraft Foods Group, Inc.	5,999	506,616
Pilgrim's Pride Corp. (e)	77,750	1,988,845
		5,393,385
Household Products - 2.1%
Clorox Co.	18,943	2,039,403
Colgate-Palmolive Co.	293	19,569
Procter & Gamble Co.	81,449	6,384,787
		8,443,759
Tobacco - 1.3%
Altria Group, Inc.	80,868	4,140,442
Lorillard, Inc.	2,109	152,860
Philip Morris International, Inc.	8,721	724,453
		5,017,755
TOTAL CONSUMER STAPLES		42,972,124
ENERGY - 6.9%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	2,763	178,103
Dril-Quip, Inc. (a)	11,596	876,426
National Oilwell Varco, Inc.	47,902	2,356,299
Schlumberger Ltd.	21,426	1,944,838
		5,355,666
Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	21,688	2,233,864
Exxon Mobil Corp.	111,187	9,473,132
HollyFrontier Corp.	50,565	2,106,032
Marathon Petroleum Corp.	26,194	2,710,031
Tesoro Corp.	14,897	1,318,385
Valero Energy Corp.	45,072	2,670,065
Western Refining, Inc.	44,939	1,976,417
		22,487,926
TOTAL ENERGY		27,843,592
FINANCIALS - 14.9%
Banks - 4.3%
Bank of America Corp.	96,032	1,584,528
Citigroup, Inc.	25,743	1,392,181
JPMorgan Chase & Co.	108,980	7,168,704
Wells Fargo & Co.	125,346	7,014,362
		17,159,775
Capital Markets - 3.0%
Franklin Resources, Inc.	31,954	1,626,778
Goldman Sachs Group, Inc.	18,537	3,822,144
Lazard Ltd. Class A	38,024	2,112,613
Morgan Stanley	85,319	3,259,186
T. Rowe Price Group, Inc.	16,917	1,365,033
Waddell & Reed Financial, Inc. Class A	219	10,464
		12,196,218
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.7%
Ally Financial, Inc. (a)	141	$ 3,196
American Express Co.	43,763	3,488,786
Capital One Financial Corp.	26,958	2,252,610
Discover Financial Services	43,323	2,524,431
Navient Corp.	104,264	2,009,167
Synchrony Financial (e)	21,317	688,326
		10,966,516
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	51,965	7,430,995
Voya Financial, Inc.	357	16,176
		7,447,171
Insurance - 0.9%
Allied World Assurance Co.	187	7,946
Assured Guaranty Ltd.	42,033	1,201,723
Progressive Corp.	83,445	2,281,386
The Travelers Companies, Inc.	359	36,302
		3,527,357
Real Estate Investment Trusts - 2.1%
Lamar Advertising Co. Class A	24,895	1,509,135
MFA Financial, Inc. (e)	242,766	1,927,562
Public Storage	13,435	2,600,210
Weyerhaeuser Co.	73,055	2,378,671
		8,415,578
TOTAL FINANCIALS		59,712,615
HEALTH CARE - 16.6%
Biotechnology - 4.0%
Amgen, Inc.	28,984	4,529,040
Biogen, Inc. (a)	9,966	3,956,402
Celgene Corp. (a)	3,716	425,259
Gilead Sciences, Inc.	51,126	5,739,916
United Therapeutics Corp. (a)	7,525	1,382,493
		16,033,110
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	229	32,177
Edwards Lifesciences Corp. (a)	17,853	2,333,744
Medtronic PLC	4,739	361,680
		2,727,601
Health Care Providers & Services - 4.8%
Aetna, Inc.	26,547	3,131,750
AmerisourceBergen Corp.	13,745	1,547,137
Anthem, Inc.	18,898	3,172,029
Cardinal Health, Inc.	16,612	1,464,680
Express Scripts Holding Co. (a)	20,909	1,822,010
HCA Holdings, Inc. (a)	16,370	1,339,557
Health Net, Inc. (a)	35,604	2,215,993
UnitedHealth Group, Inc.	37,379	4,493,330
		19,186,486

	Shares	Value
Pharmaceuticals - 7.1%
AbbVie, Inc.	66,113	$ 4,402,465
Actavis PLC (a)	1,381	423,705
Bristol-Myers Squibb Co.	29,415	1,900,209
Eli Lilly & Co.	21,425	1,690,433
Johnson & Johnson	79,573	7,968,440
Merck & Co., Inc.	95,357	5,806,288
Mylan N.V.	345	25,057
Pfizer, Inc.	187,139	6,503,080
		28,719,677
TOTAL HEALTH CARE		66,666,874
INDUSTRIALS - 8.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	21,385	2,997,322
Lockheed Martin Corp.	14,469	2,723,066
Northrop Grumman Corp.	11,500	1,830,570
Raytheon Co.	19,301	1,993,021
The Boeing Co.	27,847	3,913,060
United Technologies Corp.	1,724	202,001
		13,659,040
Air Freight & Logistics - 0.7%
FedEx Corp.	15,205	2,633,810
Airlines - 0.1%
Southwest Airlines Co.	10,290	381,245
Commercial Services & Supplies - 0.1%
Deluxe Corp.	5,341	340,916
Industrial Conglomerates - 2.2%
3M Co.	26,084	4,149,443
Danaher Corp. (e)	11,849	1,022,806
General Electric Co.	139,460	3,803,074
		8,975,323
Machinery - 0.9%
Allison Transmission Holdings, Inc.	62,878	1,924,067
Caterpillar, Inc.	1,839	156,903
Cummins, Inc.	1,905	258,223
Trinity Industries, Inc. (e)	40,294	1,208,417
		3,547,610
Professional Services - 0.0%
Robert Half International, Inc.	283	15,953
Road & Rail - 0.8%
Union Pacific Corp.	32,682	3,297,941
TOTAL INDUSTRIALS		32,851,838
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	151,994	1,879,406
Cisco Systems, Inc.	180,971	5,304,260
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	5,598	$ 75,405
QUALCOMM, Inc.	63,262	4,408,096
		11,667,167
Electronic Equipment & Components - 0.6%
Corning, Inc.	115,679	2,420,005
Internet Software & Services - 1.5%
Facebook, Inc. Class A (a)	18,668	1,478,319
Google, Inc.:
Class A (a)	5,655	3,083,785
Class C	2,399	1,276,532
		5,838,636
IT Services - 3.1%
Amdocs Ltd.	27,355	1,500,422
Booz Allen Hamilton Holding Corp. Class A	282	7,149
DST Systems, Inc.	15,031	1,779,670
IBM Corp.	30,430	5,162,450
Science Applications International Corp.	2,286	121,158
The Western Union Co.	36,190	794,371
Visa, Inc. Class A	12,576	863,720
Xerox Corp.	197,373	2,254,000
		12,482,940
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp. Class A	17,241	980,151
Intel Corp.	165,239	5,694,136
Marvell Technology Group Ltd.	30,191	422,372
Micron Technology, Inc. (a)	98,141	2,741,078
NVIDIA Corp.	101,952	2,256,198
Texas Instruments, Inc.	5,405	302,248
		12,396,183
Software - 4.0%
Electronic Arts, Inc. (a)	39,155	2,457,172
Microsoft Corp.	216,646	10,152,032
Oracle Corp.	22,345	971,784
Symantec Corp.	96,196	2,368,827
		15,949,815
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	138,972	18,105,269
EMC Corp.	32,063	844,539
Hewlett-Packard Co.	97,807	3,266,754
NetApp, Inc.	62,719	2,094,815
Western Digital Corp.	15,151	1,475,101
		25,786,478
TOTAL INFORMATION TECHNOLOGY		86,541,224

	Shares	Value
MATERIALS - 2.1%
Chemicals - 2.1%
LyondellBasell Industries NV Class A	29,136	$ 2,945,650
The Dow Chemical Co.	62,422	3,250,314
The Mosaic Co.	50,618	2,320,835
		8,516,799
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	153,514	5,302,374
CenturyLink, Inc.	66,313	2,204,244
Verizon Communications, Inc.	128,818	6,368,762
		13,875,380
UTILITIES - 1.1%
Electric Utilities - 0.5%
Entergy Corp.	26,611	2,034,943
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	55,933	2,384,424
TOTAL UTILITIES		4,419,367
TOTAL COMMON STOCKS (Cost $336,105,418)		394,121,444
Money Market Funds - 4.4%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	5,787,039	5,787,039
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	11,865,179	11,865,179
TOTAL MONEY MARKET FUNDS (Cost $17,652,218)		17,652,218
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $353,757,636)		411,773,662
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(10,827,761)
NET ASSETS - 100%		$ 400,945,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
64 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 6,739,200	$ 80,504

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 15,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $354,572,059. Net unrealized appreciation aggregated $57,201,603, of which $64,595,423 related to appreciated investment securities and $7,393,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

May 31, 2015

1.870936.107

SCE-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	125,630	$ 3,154,569
Cooper Tire & Rubber Co.	82,658	3,034,375
Dana Holding Corp.	180,521	3,929,942
Drew Industries, Inc.	8,376	514,286
Metaldyne Performance Group, Inc.	4,369	83,011
Tenneco, Inc. (a)	57,577	3,380,921
Tower International, Inc. (a)	24,692	679,277
		14,776,381
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	1,825	44,110
Capella Education Co.	6,861	365,485
Grand Canyon Education, Inc. (a)	6,078	259,591
K12, Inc. (a)	91,681	1,255,113
Strayer Education, Inc. (a)	2,598	119,066
		2,043,365
Hotels, Restaurants & Leisure - 3.0%
BJ's Restaurants, Inc. (a)	2,878	131,755
Bloomin' Brands, Inc.	102,305	2,297,770
Cracker Barrel Old Country Store, Inc. (e)	24,043	3,391,986
DineEquity, Inc.	22,970	2,241,872
Isle of Capri Casinos, Inc. (a)	14,928	212,127
Jack in the Box, Inc.	41,537	3,605,827
Life Time Fitness, Inc. (a)	1,081	77,724
Marriott Vacations Worldwide Corp.	40,210	3,549,739
Nathan's Famous, Inc. (a)	2,521	98,470
Ruth's Hospitality Group, Inc.	53,660	790,412
		16,397,682
Household Durables - 0.5%
CSS Industries, Inc.	849	23,424
Flexsteel Industries, Inc.	41,176	1,555,218
La-Z-Boy, Inc.	34,112	904,991
		2,483,633
Internet & Catalog Retail - 0.1%
1-800-FLOWERS.com, Inc. Class A (a)(e)	10,698	101,738
HSN, Inc.	6,428	431,383
Lands' End, Inc. (a)(e)	2,449	72,025
PetMed Express, Inc.	6,148	102,610
		707,756
Leisure Products - 0.4%
Brunswick Corp.	21,144	1,079,190
Nautilus, Inc. (a)	51,673	1,091,334
		2,170,524
Media - 0.0%
A.H. Belo Corp. Class A	12,118	70,406
Saga Communications, Inc. Class A	896	35,410

	Shares	Value
The McClatchy Co. Class A (a)	67,435	$ 73,504
Time, Inc.	5,068	114,081
		293,401
Multiline Retail - 0.5%
Burlington Stores, Inc. (a)	54,582	2,880,292
Specialty Retail - 3.7%
American Eagle Outfitters, Inc. (e)	168,905	2,764,975
ANN, Inc. (a)	2,368	110,704
Barnes & Noble, Inc. (a)(e)	80,099	1,883,928
Big 5 Sporting Goods Corp.	125,515	1,823,733
Build-A-Bear Workshop, Inc. (a)	11,875	191,069
Caleres, Inc.	34,818	1,076,921
Citi Trends, Inc. (a)	18,054	434,199
Finish Line, Inc. Class A	28,314	740,977
Group 1 Automotive, Inc.	27,594	2,271,262
Haverty Furniture Companies, Inc.	16,335	343,198
Hibbett Sports, Inc. (a)(e)	2,408	112,092
Office Depot, Inc. (a)	87,060	807,046
Outerwall, Inc.	43,217	3,313,015
Select Comfort Corp. (a)	70,459	2,194,798
Shoe Carnival, Inc.	9,177	253,652
Stage Stores, Inc.	17,958	290,740
Stein Mart, Inc.	4,453	47,291
The Cato Corp. Class A (sub. vtg.)	34,134	1,272,857
Tilly's, Inc. (a)	4,121	39,726
		19,972,183
Textiles, Apparel & Luxury Goods - 1.7%
Culp, Inc.	2,680	70,618
Iconix Brand Group, Inc. (a)(e)	63,152	1,630,585
Movado Group, Inc.	88,178	2,306,736
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	38,638	4,090,605
Steven Madden Ltd. (a)	1,468	55,461
Unifi, Inc. (a)(e)	30,524	992,640
Vera Bradley, Inc. (a)(e)	7,683	104,028
		9,250,673
TOTAL CONSUMER DISCRETIONARY		70,975,890
CONSUMER STAPLES - 4.6%
Beverages - 0.0%
National Beverage Corp. (a)	7,302	151,151
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	38,199	3,330,571
Fresh Market, Inc. (a)(e)	19,823	629,380
Ingles Markets, Inc. Class A	46,191	2,257,816
SpartanNash Co.	2,182	68,209
SUPERVALU, Inc. (a)	352,145	3,109,440
Weis Markets, Inc.	3,608	155,757
		9,551,173
Food Products - 2.0%
Cal-Maine Foods, Inc. (e)	60,633	3,437,285
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc.	2,796	$ 105,241
John B. Sanfilippo & Son, Inc.	13,069	661,422
Omega Protein Corp. (a)	206,914	2,845,068
Sanderson Farms, Inc. (e)	41,092	3,350,231
Seaboard Corp. (a)	63	216,090
Seneca Foods Corp. Class A (a)	7,234	203,999
		10,819,336
Household Products - 0.2%
WD-40 Co.	11,779	993,794
Personal Products - 0.5%
Nutraceutical International Corp. (a)	1,913	41,971
USANA Health Sciences, Inc. (a)	22,185	2,841,677
		2,883,648
Tobacco - 0.1%
Universal Corp.	10,004	515,106
TOTAL CONSUMER STAPLES		24,914,208
ENERGY - 4.4%
Energy Equipment & Services - 0.9%
Dril-Quip, Inc. (a)	35,627	2,692,689
Gulf Island Fabrication, Inc.	5,644	63,551
Matrix Service Co. (a)	112,908	1,904,758
		4,660,998
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	601	25,783
Alon U.S.A. Energy, Inc.	57,796	1,018,943
Delek U.S. Holdings, Inc.	87,655	3,318,618
Green Plains, Inc.	100,669	3,307,983
Navios Maritime Acquisition Corp.	4,075	14,548
Nordic American Tanker Shipping Ltd.	52,044	671,888
Pacific Ethanol, Inc. (a)(e)	229,833	2,645,378
Rex American Resources Corp. (a)(e)	45,059	2,877,918
Teekay Tankers Ltd. (e)	281,112	1,897,506
Western Refining, Inc.	76,165	3,349,737
		19,128,302
TOTAL ENERGY		23,789,300
FINANCIALS - 20.7%
Banks - 4.7%
Arrow Financial Corp.	879	23,083
BancFirst Corp.	3,024	176,269
Banner Bank	13,133	591,248
Central Pacific Financial Corp.	3,353	78,527
Chemical Financial Corp.	18,712	566,786
Community Trust Bancorp, Inc.	1,261	41,323
First Bancorp, North Carolina	13,179	207,833
First Bancorp, Puerto Rico (a)	187,261	1,146,037
First Busey Corp.	3,954	24,831

	Shares	Value
First Community Bancshares, Inc.	381	$ 6,363
First Interstate Bancsystem, Inc.	43,245	1,177,994
First Merchants Corp.	43,389	1,010,530
First Midwest Bancorp, Inc., Delaware	15,356	272,723
Glacier Bancorp, Inc.	3,750	105,525
Great Southern Bancorp, Inc.	2,678	105,674
Great Western Bancorp, Inc.	17,254	399,948
Guaranty Bancorp	18,391	303,084
Hancock Holding Co.	28,488	829,855
Hilltop Holdings, Inc. (a)	63,407	1,384,175
IBERIABANK Corp.	2,059	132,332
Independent Bank Corp., Massachusetts (e)	1,729	77,995
International Bancshares Corp.	4,302	112,282
MainSource Financial Group, Inc.	4,462	89,329
Merchants Bancshares, Inc.	18,218	543,625
National Penn Bancshares, Inc.	25,461	272,433
Opus Bank	1,118	35,318
Preferred Bank, Los Angeles	1,127	31,083
PrivateBancorp, Inc.	83,423	3,180,919
Renasant Corp.	20,089	591,420
S&T Bancorp, Inc.	1,506	40,798
ServisFirst Bancshares, Inc.	378	13,249
Simmons First National Corp. Class A	7,309	314,579
Susquehanna Bancshares, Inc.	16,348	227,074
Talmer Bancorp, Inc. Class A	95,147	1,511,886
Umpqua Holdings Corp.	122,291	2,151,099
United Community Bank, Inc.	82,527	1,580,392
Univest Corp. of Pennsylvania	2,813	54,010
Washington Trust Bancorp, Inc.	11,363	427,022
Webster Financial Corp.	4,665	176,757
WesBanco, Inc.	13,069	413,503
Wilshire Bancorp, Inc.	160,890	1,776,226
Wintrust Financial Corp.	70,676	3,540,868
		25,746,007
Capital Markets - 2.6%
Arlington Asset Investment Corp.	908	18,787
BGC Partners, Inc. Class A	143,998	1,360,781
Diamond Hill Investment Group, Inc.	143	27,356
Evercore Partners, Inc. Class A	10,954	558,325
Financial Engines, Inc. (e)	80,701	3,462,073
HFF, Inc.	45,306	1,823,113
INTL FCStone, Inc. (a)	27,081	949,731
Investment Technology Group, Inc.	98,169	2,636,819
Manning & Napier, Inc. Class A	17,582	194,457
Moelis & Co. Class A	1,499	43,261
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,342	242,331
Piper Jaffray Companies (a)	58,275	2,763,401
Vector Capital Corp. rights (a)	8,300	0
WisdomTree Investments, Inc. (e)	12,232	261,276
		14,341,711
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.8%
Credit Acceptance Corp. (a)(e)	7,674	$ 1,768,243
Enova International, Inc. (a)(e)	87,479	1,705,841
Green Dot Corp. Class A (a)	8,246	120,804
Nelnet, Inc. Class A	66,054	2,715,480
PRA Group, Inc. (a)(e)	7,174	407,196
Regional Management Corp. (a)	19,985	348,139
Springleaf Holdings, Inc. (a)	654	31,078
World Acceptance Corp. (a)(e)	32,661	2,664,158
		9,760,939
Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	30,068	279,632
MarketAxess Holdings, Inc.	6,402	566,257
Marlin Business Services Corp.	27,147	485,117
		1,331,006
Insurance - 3.2%
Amerisafe, Inc.	31,657	1,353,020
EMC Insurance Group	1,777	63,048
Employers Holdings, Inc.	13,084	295,960
Enstar Group Ltd. (a)	1,999	303,088
Federated National Holding Co.	83,650	2,148,132
HCI Group, Inc. (e)	12,243	529,265
Heritage Insurance Holdings, Inc. (e)	60,889	1,278,669
Horace Mann Educators Corp.	81,433	2,802,924
National General Holdings Corp.	765	14,856
Navigators Group, Inc. (a)	10,465	812,293
Safety Insurance Group, Inc.	10,931	609,950
Selective Insurance Group, Inc.	113,123	3,066,765
United Insurance Holdings Corp.	80,921	1,166,881
Universal Insurance Holdings, Inc. (e)	113,479	2,897,119
		17,341,970
Real Estate Investment Trusts - 6.7%
AG Mortgage Investment Trust, Inc. (e)	19,405	365,590
Agree Realty Corp.	2,723	82,534
Altisource Residential Corp. Class B	2,559	45,857
American Capital Mortgage Investment Corp. (e)	154,789	2,704,164
Anworth Mortgage Asset Corp.	37,942	197,298
Apollo Commercial Real Estate Finance, Inc.	79,706	1,368,552
Apollo Residential Mortgage, Inc.	73,868	1,175,979
Ashford Hospitality Trust, Inc.	21,682	186,465
Capstead Mortgage Corp. (e)	228,770	2,706,349
Coresite Realty Corp.	15,549	733,913
Extra Space Storage, Inc.	30,203	2,115,116
FelCor Lodging Trust, Inc.	63,048	677,136
iStar Financial, Inc. (a)(e)	33,830	480,724
MFA Financial, Inc.	353,033	2,803,082
New Residential Investment Corp.	210,386	3,589,185
Pebblebrook Hotel Trust	4,251	182,283
Resource Capital Corp.	82,101	343,182

	Shares	Value
Ryman Hospitality Properties, Inc.	50,390	$ 2,776,993
Sovran Self Storage, Inc. (e)	39,347	3,588,840
Strategic Hotel & Resorts, Inc. (a)	292,013	3,527,517
Sunstone Hotel Investors, Inc.	229,226	3,497,989
The GEO Group, Inc.	91,257	3,461,378
		36,610,126
Real Estate Management & Development - 0.6%
Marcus & Millichap, Inc. (a)	63,432	2,975,595
Thrifts & Mortgage Finance - 0.9%
Dime Community Bancshares, Inc.	11,242	184,256
Essent Group Ltd. (a)	27,858	710,658
EverBank Financial Corp.	5,776	106,509
Farmer Mac Class C (non-vtg.)	6,619	208,962
First Defiance Financial Corp.	1,116	39,395
Ladder Capital Corp. Class A	2,155	38,294
Northwest Bancshares, Inc.	47,609	576,069
Provident Financial Services, Inc.	4,101	74,556
Walker & Dunlop, Inc. (a)	16,339	402,266
Waterstone Financial, Inc.	22,258	291,580
WSFS Financial Corp. (e)	88,579	2,185,244
		4,817,789
TOTAL FINANCIALS		112,925,143
HEALTH CARE - 17.5%
Biotechnology - 5.2%
ACADIA Pharmaceuticals, Inc. (a)(e)	16,307	671,848
Achillion Pharmaceuticals, Inc. (a)(e)	7,135	70,565
Acorda Therapeutics, Inc. (a)(e)	17,540	534,619
Adamas Pharmaceuticals, Inc. (a)(e)	16,502	296,871
Agios Pharmaceuticals, Inc. (a)(e)	1,998	243,796
Alder Biopharmaceuticals, Inc.	9,442	401,474
AMAG Pharmaceuticals, Inc. (a)(e)	12,525	871,490
Anacor Pharmaceuticals, Inc. (a)	17,241	1,227,904
Ardelyx, Inc.	13,352	146,204
Arena Pharmaceuticals, Inc. (a)	7,859	30,847
ARIAD Pharmaceuticals, Inc. (a)(e)	18,749	172,116
Array BioPharma, Inc. (a)(e)	75,565	578,072
Biospecifics Technologies Corp. (a)	6,720	320,141
bluebird bio, Inc. (a)(e)	5,989	1,163,363
Celldex Therapeutics, Inc. (a)(e)	18,776	542,063
Cepheid, Inc. (a)	24,882	1,372,740
Chimerix, Inc. (a)	2,506	104,876
Clovis Oncology, Inc. (a)(e)	4,292	396,752
Dyax Corp. (a)	48,663	1,281,783
Emergent BioSolutions, Inc. (a)(e)	17,920	570,931
Enanta Pharmaceuticals, Inc. (a)(e)	11,379	465,174
Esperion Therapeutics, Inc. (a)	366	39,349
Exact Sciences Corp. (a)(e)	15,839	427,811
FibroGen, Inc.	6,150	111,992
Five Prime Therapeutics, Inc. (a)	1,041	26,691
Halozyme Therapeutics, Inc. (a)(e)	14,403	249,892
Immune Design Corp. (a)	951	20,760
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Infinity Pharmaceuticals, Inc. (a)	34,772	$ 450,645
Insmed, Inc. (a)	6,469	141,930
Intrexon Corp. (a)(e)	4,638	195,353
Ironwood Pharmaceuticals, Inc. Class A (a)	15,939	224,899
Isis Pharmaceuticals, Inc. (a)(e)	38,505	2,592,157
Keryx Biopharmaceuticals, Inc. (a)(e)	4,633	48,183
KYTHERA Biopharmaceuticals, Inc. (a)	563	28,358
Ligand Pharmaceuticals, Inc. Class B (a)(e)	3,995	351,999
Macrogenics, Inc. (a)	3,605	116,622
MannKind Corp. (a)	16,309	84,481
Merrimack Pharmaceuticals, Inc. (a)(e)	49,472	583,770
MiMedx Group, Inc. (a)(e)	53,621	554,977
Momenta Pharmaceuticals, Inc. (a)	1,092	21,676
Neurocrine Biosciences, Inc. (a)	18,457	809,524
NewLink Genetics Corp. (a)	12,567	542,266
Novavax, Inc. (a)(e)	48,072	432,648
Ophthotech Corp. (a)	9,670	483,693
Opko Health, Inc. (a)(e)	72,135	1,275,347
PDL BioPharma, Inc.	87,142	582,109
Portola Pharmaceuticals, Inc. (a)(e)	6,330	264,721
Prothena Corp. PLC (a)(e)	1,107	43,660
PTC Therapeutics, Inc. (a)(e)	10,801	627,430
Puma Biotechnology, Inc. (a)	6,167	1,205,340
Radius Health, Inc. (a)(e)	8,715	420,237
Raptor Pharmaceutical Corp. (a)	959	11,805
Receptos, Inc. (a)	8,198	1,351,768
Repligen Corp. (a)(e)	21,961	895,130
Retrophin, Inc. (a)	6,989	221,132
Rigel Pharmaceuticals, Inc. (a)	10,430	36,401
Sarepta Therapeutics, Inc. (a)	1,753	44,912
Synageva BioPharma Corp. (a)	4,160	887,786
TESARO, Inc. (a)(e)	2,018	118,578
Ultragenyx Pharmaceutical, Inc. (a)(e)	5,310	461,970
		28,451,631
Health Care Equipment & Supplies - 4.5%
Angiodynamics, Inc. (a)	36,644	588,136
Atrion Corp.	953	357,261
Cantel Medical Corp.	35,238	1,640,681
Cryolife, Inc.	9,591	102,720
Cyberonics, Inc. (a)(e)	50,420	3,227,384
Cynosure, Inc. Class A (a)(e)	8,231	293,847
Exactech, Inc. (a)	11,538	246,682
Globus Medical, Inc. (a)	51,349	1,331,993
Greatbatch, Inc. (a)(e)	42,774	2,223,393
ICU Medical, Inc. (a)	7,556	732,932
Inogen, Inc. (a)	22,959	858,207
Masimo Corp. (a)(e)	91,190	3,200,769
Meridian Bioscience, Inc.	20,784	378,269

	Shares	Value
Merit Medical Systems, Inc. (a)(e)	39,375	$ 809,550
Natus Medical, Inc. (a)	81,921	3,199,834
OraSure Technologies, Inc. (a)	24,179	149,668
SurModics, Inc. (a)	30,481	752,271
Symmetry Surgical, Inc. (a)	9,315	82,251
Thoratec Corp. (a)(e)	79,088	3,589,804
Vascular Solutions, Inc. (a)(e)	18,148	592,169
		24,357,821
Health Care Providers & Services - 5.5%
Air Methods Corp. (a)(e)	11,316	477,083
Alliance Healthcare Services, Inc. (a)	71,447	1,313,910
AmSurg Corp. (a)(e)	3,476	234,074
Centene Corp. (a)	40,256	3,032,887
Chemed Corp.	27,302	3,390,635
Corvel Corp. (a)	21,103	757,598
Hanger, Inc. (a)(e)	9,348	214,911
HealthSouth Corp.	79,093	3,413,654
Magellan Health Services, Inc. (a)	50,438	3,411,122
Molina Healthcare, Inc. (a)(e)	49,354	3,590,010
National Healthcare Corp.	10,446	657,262
Owens & Minor, Inc.	4,202	140,011
PharMerica Corp. (a)	7,181	238,840
Providence Service Corp. (a)	35,632	1,712,474
RadNet, Inc. (a)	15,711	102,279
Select Medical Holdings Corp.	165,742	2,709,882
Surgical Care Affiliates, Inc. (a)	23,100	877,569
Team Health Holdings, Inc. (a)	45,159	2,640,898
Triple-S Management Corp. (a)	27,700	664,800
Wellcare Health Plans, Inc. (a)	6,036	517,104
		30,097,003
Health Care Technology - 0.5%
Merge Healthcare, Inc. (a)	25,388	115,769
Omnicell, Inc. (a)	55,257	2,043,404
Quality Systems, Inc.	22,326	353,644
		2,512,817
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(e)	45,682	535,850
Cambrex Corp. (a)	19,641	786,033
INC Research Holdings, Inc. Class A	11,311	391,247
Luminex Corp. (a)(e)	26,076	437,295
PAREXEL International Corp. (a)	20,470	1,360,641
		3,511,066
Pharmaceuticals - 1.2%
Akorn, Inc. (a)(e)	12,129	556,721
Catalent, Inc. (a)	5,742	183,514
Cempra, Inc. (a)(e)	816	29,955
DepoMed, Inc. (a)(e)	3,920	81,771
Horizon Pharma PLC (a)(e)	12,832	416,142
Impax Laboratories, Inc. (a)	26,562	1,248,680
Lannett Co., Inc. (a)(e)	12,501	695,431
Nektar Therapeutics (a)(e)	14,115	162,323
Pacira Pharmaceuticals, Inc. (a)(e)	6,994	547,001
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)(e)	34,527	$ 222,699
Prestige Brands Holdings, Inc. (a)(e)	17,702	777,472
SciClone Pharmaceuticals, Inc. (a)(e)	24,972	231,241
Sucampo Pharmaceuticals, Inc. Class A (a)	22,941	372,332
Supernus Pharmaceuticals, Inc. (a)	29,498	419,462
Tetraphase Pharmaceuticals, Inc. (a)	1,989	85,288
The Medicines Company (a)(e)	9,214	261,309
Theravance, Inc. (e)	4,477	75,661
		6,367,002
TOTAL HEALTH CARE		95,297,340
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.2%
Astronics Corp. (a)	39,147	2,735,984
Curtiss-Wright Corp.	46,468	3,349,878
Moog, Inc. Class A (a)	48,343	3,317,780
Teledyne Technologies, Inc. (a)(e)	25,680	2,602,154
		12,005,796
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	39,332	2,142,807
Airlines - 0.8%
JetBlue Airways Corp. (a)	207,521	4,183,623
Building Products - 0.2%
American Woodmark Corp. (a)	10,830	556,012
Insteel Industries, Inc.	1,612	31,998
Universal Forest Products, Inc.	7,172	397,042
		985,052
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	14,018	454,744
ACCO Brands Corp. (a)(e)	167,312	1,229,743
ARC Document Solutions, Inc. (a)	45,735	342,555
Deluxe Corp.	58,180	3,713,629
Ennis, Inc.	7,465	125,561
G&K Services, Inc. Class A	18,903	1,317,161
HNI Corp.	38,779	1,880,394
Kimball International, Inc. Class B	154,574	1,884,257
Knoll, Inc.	8,242	187,588
Steelcase, Inc. Class A	14,955	257,226
Tetra Tech, Inc.	5,213	136,372
UniFirst Corp.	23,469	2,682,741
Viad Corp.	1,914	51,372
West Corp.	2,186	66,892
		14,330,235
Construction & Engineering - 0.5%
Argan, Inc. (e)	80,701	2,887,482
Electrical Equipment - 0.0%
Polypore International, Inc. (a)	4,238	253,899

	Shares	Value
Machinery - 1.4%
Alamo Group, Inc.	21,782	$ 1,153,793
Federal Signal Corp.	30,130	448,334
Hurco Companies, Inc.	13,323	445,388
Hyster-Yale Materials Handling Class A	26,000	1,844,960
Kadant, Inc.	25,154	1,184,753
Meritor, Inc. (a)	84,729	1,212,472
Miller Industries, Inc.	518	10,624
Wabash National Corp. (a)(e)	69,758	944,523
Woodward, Inc.	3,306	168,408
		7,413,255
Marine - 0.1%
Matson, Inc.	13,900	559,892
Professional Services - 1.9%
Insperity, Inc.	59,392	3,125,207
Korn/Ferry International	96,150	3,085,454
Resources Connection, Inc.	92,461	1,450,713
RPX Corp. (a)(e)	154,889	2,464,284
VSE Corp.	2,552	159,321
		10,284,979
Road & Rail - 0.9%
AMERCO	5,882	1,935,178
ArcBest Corp.	79,102	2,704,497
P.A.M. Transportation Services, Inc. (a)	1,513	91,642
Werner Enterprises, Inc.	12,686	349,119
		5,080,436
TOTAL INDUSTRIALS		60,127,456
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.4%
Black Box Corp.	19,864	398,472
Communications Systems, Inc.	8,918	101,308
Comtech Telecommunications Corp.	6,266	188,231
InterDigital, Inc. (e)	60,562	3,550,750
Plantronics, Inc.	12,385	683,280
Polycom, Inc. (a)	193,367	2,604,653
		7,526,694
Electronic Equipment & Components - 3.8%
Benchmark Electronics, Inc. (a)	132,169	3,071,608
Coherent, Inc. (a)	15,331	954,201
Daktronics, Inc.	93,759	1,010,722
DTS, Inc. (a)	13,528	429,243
Fabrinet (a)	6,758	122,860
II-VI, Inc. (a)	2,614	48,803
Insight Enterprises, Inc. (a)	10,110	296,526
KEMET Corp. (a)	9,724	30,047
Kimball Electronics, Inc. (a)	114,365	1,781,807
Littelfuse, Inc.	1,768	170,966
Mercury Systems, Inc. (a)	6,622	90,390
Methode Electronics, Inc. Class A	67,140	3,150,880
Multi-Fineline Electronix, Inc. (a)	7,325	183,565
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. (a)	34,309	$ 648,097
PC Connection, Inc.	1,849	46,077
Plexus Corp. (a)	19,011	864,620
Rofin-Sinar Technologies, Inc. (a)(e)	13,597	386,835
Sanmina Corp. (a)	151,716	3,286,169
ScanSource, Inc. (a)	35,014	1,362,045
SYNNEX Corp. (e)	31,916	2,638,496
		20,573,957
Internet Software & Services - 1.1%
Constant Contact, Inc. (a)	105,520	2,876,475
DHI Group, Inc. (a)	25,619	216,993
EarthLink Holdings Corp.	8,224	57,075
Global Sources Ltd. (a)(e)	57,052	300,664
LogMeIn, Inc. (a)(e)	4,768	302,625
Stamps.com, Inc. (a)	2,662	179,126
United Online, Inc. (a)	130,803	2,261,584
		6,194,542
IT Services - 4.1%
Blackhawk Network Holdings, Inc. (a)	40,635	1,397,844
CACI International, Inc. Class A (a)	1,925	164,819
Cardtronics, Inc. (a)	11,251	410,662
Computer Task Group, Inc.	16,722	124,244
Convergys Corp.	11,553	286,861
CSG Systems International, Inc.	89,837	2,802,016
EPAM Systems, Inc. (a)	27,470	1,975,368
ExlService Holdings, Inc. (a)	23,371	839,019
Higher One Holdings, Inc. (a)	17,561	49,873
Jack Henry & Associates, Inc.	40,576	2,640,686
Lionbridge Technologies, Inc. (a)(e)	11,323	62,503
Maximus, Inc.	60,797	3,974,300
NCI, Inc. Class A	13,888	147,213
Neustar, Inc. Class A (a)(e)	91,686	2,504,862
Science Applications International Corp.	60,944	3,230,032
Syntel, Inc. (a)	33,323	1,583,176
		22,193,478
Semiconductors & Semiconductor Equipment - 3.7%
Cabot Microelectronics Corp. (a)	60,109	2,775,834
Cohu, Inc.	1,531	20,531
Fairchild Semiconductor International, Inc. (a)	99,133	1,974,729
Integrated Device Technology, Inc. (a)	164,309	3,886,729
IXYS Corp.	26,583	324,047
Lattice Semiconductor Corp. (a)	408,497	2,557,191
Microsemi Corp. (a)	6,238	227,001
MKS Instruments, Inc.	38,467	1,450,591
Pericom Semiconductor Corp.	22,047	288,595
Qorvo, Inc. (a)	21,344	1,753,410
Synaptics, Inc. (a)(e)	13,830	1,378,021

	Shares	Value
Tessera Technologies, Inc.	83,489	$ 3,218,501
Ultra Clean Holdings, Inc. (a)	11,183	72,354
Xcerra Corp. (a)	18,869	145,669
		20,073,203
Software - 4.3%
Advent Software, Inc.	2,918	127,692
Aspen Technology, Inc. (a)(e)	92,239	3,947,829
AVG Technologies NV (a)(e)	112,519	2,758,966
Barracuda Networks, Inc. (a)	6,826	268,535
ePlus, Inc. (a)	4,045	314,094
Fleetmatics Group PLC (a)(e)	5,872	245,508
Gigamon, Inc. (a)	4,265	131,191
Manhattan Associates, Inc. (a)	40,514	2,222,193
MicroStrategy, Inc. Class A (a)	3,379	594,636
Monotype Imaging Holdings, Inc.	44,036	1,142,294
NetScout Systems, Inc. (a)(e)	73,408	2,942,193
Pegasystems, Inc.	101,466	2,218,047
Progress Software Corp. (a)	74,621	1,964,771
QAD, Inc.:
Class A	8,419	201,214
Class B	4,123	86,129
Qualys, Inc. (a)(e)	66,685	2,715,413
SS&C Technologies Holdings, Inc.	20,774	1,224,212
TiVo, Inc. (a)	17,711	186,497
		23,291,414
Technology Hardware, Storage & Peripherals - 1.0%
QLogic Corp. (a)	199,258	3,092,484
Quantum Corp. (a)	96,965	197,809
Super Micro Computer, Inc. (a)	69,873	2,337,951
		5,628,244
TOTAL INFORMATION TECHNOLOGY		105,481,532
MATERIALS - 3.3%
Chemicals - 1.3%
A. Schulman, Inc. (e)	19,601	838,335
FutureFuel Corp.	146,652	1,759,824
Innophos Holdings, Inc.	6,455	336,370
Innospec, Inc.	2,380	102,054
KMG Chemicals, Inc.	4,127	122,613
Minerals Technologies, Inc.	34,720	2,337,003
Olin Corp. (e)	51,276	1,499,310
Stepan Co.	3,164	162,819
Tredegar Corp.	6,234	123,745
		7,282,073
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	2,231	132,499
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (a)	74,574	2,495,992
Graphic Packaging Holding Co.	82,750	1,178,360
		3,674,352
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Century Aluminum Co. (a)(e)	229,822	$ 2,569,410
Paper & Forest Products - 0.8%
Boise Cascade Co. (a)	45,682	1,618,970
Schweitzer-Mauduit International, Inc.	68,183	2,751,866
		4,370,836
TOTAL MATERIALS		18,029,170
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
General Communications, Inc. Class A (a)	7,537	121,120
IDT Corp. Class B	47,085	847,059
Inteliquent, Inc.	160,217	2,824,626
Premiere Global Services, Inc. (a)	9,833	99,313
Vonage Holdings Corp. (a)	79,135	368,769
		4,260,887
Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	918	28,853
Spok Holdings, Inc.	1,185	20,560
		49,413
TOTAL TELECOMMUNICATION SERVICES		4,310,300
UTILITIES - 1.5%
Electric Utilities - 0.3%
Allete, Inc.	5,219	262,777
Cleco Corp.	7,853	426,025
IDACORP, Inc.	14,487	861,542
UIL Holdings Corp.	1,466	74,312
		1,624,656
Gas Utilities - 0.3%
New Jersey Resources Corp.	41,896	1,259,813
ONE Gas, Inc.	11,337	502,569
WGL Holdings, Inc.	1,436	82,627
		1,845,009
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	29,956	1,111,368
Water Utilities - 0.7%
American States Water Co.	80,070	3,077,090
California Water Service Group	23,882	570,541
Middlesex Water Co.	4,952	108,104
		3,755,735
TOTAL UTILITIES		8,336,768
TOTAL COMMON STOCKS (Cost $446,713,664)		524,187,107
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% 6/25/15 (f) (Cost $399,984)	$ 400,000	$ 399,997
Money Market Funds - 18.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	18,622,731	18,622,731
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	84,689,541	84,689,541
TOTAL MONEY MARKET FUNDS (Cost $103,312,272)		103,312,272
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $550,425,920)		627,899,376
NET OTHER ASSETS (LIABILITIES) - (15.2)%		(82,946,440)
NET ASSETS - 100%		$ 544,952,936
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
164 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 20,406,520	$ 270,022

The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 141,525
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 70,975,890	$ 70,975,890	$ -	$ -
Consumer Staples	24,914,208	24,914,208	-	-
Energy	23,789,300	23,789,300	-	-
Financials	112,925,143	112,925,143	-	-
Health Care	95,297,340	95,297,340	-	-
Industrials	60,127,456	60,127,456	-	-
Information Technology	105,481,532	105,481,532	-	-
Materials	18,029,170	18,029,170	-	-
Telecommunication Services	4,310,300	4,310,300	-	-
Utilities	8,336,768	8,336,768	-	-
U.S. Government and Government Agency Obligations	399,997	-	399,997	-
Money Market Funds	103,312,272	103,312,272	-	-
Total Investments in Securities:	$ 627,899,376	$ 627,499,379	$ 399,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 270,022	$ 270,022	$ -	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $552,268,989. Net unrealized appreciation aggregated $75,630,387, of which $92,390,521 related to appreciated investment securities and $16,760,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

May 31, 2015

1.870938.107

MCE-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 2.1%
Dana Holding Corp.	86,952	$ 1,892,945
Gentex Corp.	253,109	4,348,413
Lear Corp.	42,613	4,943,960
The Goodyear Tire & Rubber Co.	153,360	4,883,749
		16,069,067
Diversified Consumer Services - 0.9%
DeVry, Inc.	105,814	3,365,943
Graham Holdings Co.	1,181	1,264,851
H&R Block, Inc.	90,965	2,886,319
		7,517,113
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	76,459	4,219,008
Wyndham Worldwide Corp.	41,208	3,498,971
		7,717,979
Household Durables - 0.5%
Toll Brothers, Inc. (a)	118,777	4,296,164
Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. Series A (a)	49,807	1,393,102
Leisure Products - 0.4%
Polaris Industries, Inc.	20,125	2,878,881
Media - 2.9%
Cinemark Holdings, Inc.	96,721	3,920,102
Discovery Communications, Inc.:
Class A (a)(e)	83,090	2,820,075
Class C (non-vtg.) (a)	147,525	4,638,924
Gannett Co., Inc.	40,507	1,449,746
Scripps Networks Interactive, Inc. Class A	67,019	4,490,943
Sirius XM Holdings, Inc. (a)	1,070,804	4,133,303
Starz Series A (a)(e)	21,833	916,113
		22,369,206
Multiline Retail - 3.6%
Big Lots, Inc. (e)	77,054	3,382,671
Dillard's, Inc. Class A	22,958	2,663,358
Dollar General Corp.	80,093	5,813,951
Family Dollar Stores, Inc.	1,115	86,435
Kohl's Corp.	81,396	5,330,624
Macy's, Inc.	99,056	6,631,799
Target Corp.	48,255	3,827,587
		27,736,425
Specialty Retail - 5.2%
AutoNation, Inc. (a)	65,709	4,100,899
Bed Bath & Beyond, Inc. (a)(e)	71,428	5,094,245
Best Buy Co., Inc.	144,140	5,001,658
Dick's Sporting Goods, Inc.	76,226	4,094,861
Foot Locker, Inc. (e)	78,264	4,946,285
Gap, Inc.	129,213	4,952,734
GNC Holdings, Inc.	87,457	3,895,335

	Shares	Value
Murphy U.S.A., Inc. (a)	45,389	$ 2,643,001
O'Reilly Automotive, Inc. (a)(e)	14,925	3,276,485
Ross Stores, Inc.	24,116	2,331,294
		40,336,797
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	56,718	3,865,332
Fossil Group, Inc. (a)(e)	32,053	2,276,084
Michael Kors Holdings Ltd. (a)	51,687	2,403,446
		8,544,862
TOTAL CONSUMER DISCRETIONARY		138,859,596
CONSUMER STAPLES - 5.6%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	69,453	5,322,878
Food & Staples Retailing - 1.0%
Kroger Co.	100,250	7,298,200
Food Products - 2.9%
Archer Daniels Midland Co.	70,168	3,708,379
Bunge Ltd.	58,139	5,381,346
Ingredion, Inc.	8,858	726,090
Mead Johnson Nutrition Co. Class A	40,688	3,958,942
Pilgrim's Pride Corp. (e)	166,818	4,267,204
Tyson Foods, Inc. Class A	110,036	4,671,028
		22,712,989
Household Products - 0.8%
Church & Dwight Co., Inc.	7,284	611,637
Clorox Co.	48,900	5,264,574
		5,876,211
Tobacco - 0.2%
Lorillard, Inc.	24,714	1,791,271
TOTAL CONSUMER STAPLES		43,001,549
ENERGY - 6.1%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (e)	104,049	3,201,588
Cameron International Corp. (a)	93,850	4,817,321
Dril-Quip, Inc. (a)	55,952	4,228,852
FMC Technologies, Inc. (a)	118,920	4,969,667
National Oilwell Varco, Inc.	70,560	3,470,846
Oceaneering International, Inc.	74,938	3,806,850
		24,495,124
Oil, Gas & Consumable Fuels - 2.9%
CVR Energy, Inc. (e)	20,785	805,627
HollyFrontier Corp.	118,005	4,914,908
Marathon Petroleum Corp.	38,309	3,963,449
Tesoro Corp.	51,974	4,599,699
Valero Energy Corp.	65,758	3,895,504
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	86,243	$ 3,792,967
World Fuel Services Corp.	18,556	928,357
		22,900,511
TOTAL ENERGY		47,395,635
FINANCIALS - 18.8%
Banks - 1.6%
Citizens Financial Group, Inc.	51,848	1,391,600
Fifth Third Bancorp	219,306	4,438,753
Fulton Financial Corp.	25,503	322,868
KeyCorp	60,380	880,340
Regions Financial Corp.	489,861	4,942,697
		11,976,258
Capital Markets - 3.4%
Lazard Ltd. Class A	85,143	4,730,545
LPL Financial (e)	101,797	4,340,624
Raymond James Financial, Inc.	39,607	2,301,959
SEI Investments Co.	94,827	4,536,524
T. Rowe Price Group, Inc.	74,850	6,039,647
Waddell & Reed Financial, Inc. Class A	83,836	4,005,684
		25,954,983
Consumer Finance - 3.0%
Ally Financial, Inc. (a)	209,797	4,756,098
Capital One Financial Corp.	41,147	3,438,243
Discover Financial Services	66,296	3,863,068
Navient Corp.	245,727	4,735,159
Santander Consumer U.S.A. Holdings, Inc.	97,199	2,381,376
Synchrony Financial (e)	133,957	4,325,472
		23,499,416
Diversified Financial Services - 1.3%
CBOE Holdings, Inc.	3,933	230,159
Moody's Corp.	52,516	5,676,980
Voya Financial, Inc.	95,082	4,308,165
		10,215,304
Insurance - 2.4%
Allied World Assurance Co.	30,903	1,313,068
American Financial Group, Inc.	12,834	814,959
American International Group, Inc. warrants 1/19/21 (a)	574	13,713
Arch Capital Group Ltd. (a)	31,861	2,035,599
Aspen Insurance Holdings Ltd.	58,448	2,709,649
Assured Guaranty Ltd.	113,001	3,230,699
Endurance Specialty Holdings Ltd.	10,579	642,992
HCC Insurance Holdings, Inc.	37,052	2,118,633
Progressive Corp.	207,096	5,662,005
The Travelers Companies, Inc.	2,502	253,002
		18,794,319

	Shares	Value
Real Estate Investment Trusts - 6.7%
American Capital Agency Corp.	33,420	$ 697,141
Apartment Investment & Management Co. Class A	12,704	481,863
Brixmor Property Group, Inc.	18,183	450,575
Chimera Investment Corp.	290,207	4,187,687
Corrections Corp. of America	40,776	1,433,684
Crown Castle International Corp.	5,898	480,982
Equity Lifestyle Properties, Inc.	48,032	2,631,673
Extra Space Storage, Inc.	16,467	1,153,184
Home Properties, Inc. (e)	5,776	429,272
Hospitality Properties Trust (SBI)	121,267	3,661,051
Host Hotels & Resorts, Inc.	216,892	4,320,489
Iron Mountain, Inc. (e)	100,874	3,678,875
Kimco Realty Corp.	110,725	2,652,971
Lamar Advertising Co. Class A	73,165	4,435,262
MFA Financial, Inc.	521,414	4,140,027
Public Storage	19,667	3,806,351
Starwood Property Trust, Inc.	15,120	361,217
Taubman Centers, Inc.	31,116	2,303,517
The Macerich Co.	52,378	4,300,758
Weyerhaeuser Co.	180,300	5,870,568
		51,477,147
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	60,789	2,324,571
Jones Lang LaSalle, Inc.	5,420	938,907
		3,263,478
TOTAL FINANCIALS		145,180,905
HEALTH CARE - 14.4%
Biotechnology - 1.3%
Medivation, Inc. (a)	38,718	5,112,712
United Therapeutics Corp. (a)(e)	27,650	5,079,858
		10,192,570
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	3,877	544,757
C.R. Bard, Inc.	26,893	4,580,416
Edwards Lifesciences Corp. (a)	42,030	5,494,162
Hill-Rom Holdings, Inc.	8,681	447,592
St. Jude Medical, Inc.	82,049	6,051,114
Varian Medical Systems, Inc. (a)(e)	20,202	1,749,493
Zimmer Holdings, Inc.	22,846	2,606,500
		21,474,034
Health Care Providers & Services - 7.2%
Aetna, Inc.	31,862	3,758,760
AmerisourceBergen Corp.	36,601	4,119,809
Anthem, Inc.	23,418	3,930,711
Cardinal Health, Inc.	82,173	7,245,193
Catamaran Corp. (a)	3,930	235,275
Centene Corp. (a)	61,874	4,661,587
Cigna Corp.	55,412	7,803,672
Community Health Systems, Inc. (a)	9,846	544,582
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	86,242	$ 7,057,183
Health Net, Inc. (a)	76,390	4,754,514
Laboratory Corp. of America Holdings (a)	33,021	3,894,827
LifePoint Hospitals, Inc. (a)	14,633	1,101,719
Quest Diagnostics, Inc.	39,863	2,998,893
Universal Health Services, Inc. Class B	27,216	3,526,649
VCA, Inc. (a)	3,784	198,509
		55,831,883
Health Care Technology - 0.4%
Cerner Corp. (a)	40,315	2,712,796
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	55,875	2,301,491
Illumina, Inc. (a)	34,806	7,172,820
PAREXEL International Corp. (a)	8,166	542,794
		10,017,105
Pharmaceuticals - 1.4%
AbbVie, Inc.	3,946	262,764
Hospira, Inc. (a)	6,235	551,299
Mylan N.V.	30,088	2,185,291
Perrigo Co. PLC	9,931	1,889,869
Zoetis, Inc. Class A	121,413	6,042,725
		10,931,948
TOTAL HEALTH CARE		111,160,336
INDUSTRIALS - 10.5%
Aerospace & Defense - 0.9%
General Dynamics Corp.	2,893	405,483
Huntington Ingalls Industries, Inc.	27,600	3,422,124
L-3 Communications Holdings, Inc.	1,459	171,885
Northrop Grumman Corp.	11,447	1,822,133
Rockwell Collins, Inc. (e)	4,602	438,064
Triumph Group, Inc.	6,486	432,551
Vectrus, Inc. (a)	11,104	278,599
		6,970,839
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	76,553	3,509,190
FedEx Corp.	3,137	543,391
		4,052,581
Airlines - 1.9%
Alaska Air Group, Inc.	24,993	1,615,548
Southwest Airlines Co.	182,551	6,763,515
United Continental Holdings, Inc. (a)	113,777	6,211,086
		14,590,149
Commercial Services & Supplies - 2.0%
ADT Corp. (e)	104,345	3,806,506
Cintas Corp.	53,808	4,632,331

	Shares	Value
Deluxe Corp.	21,538	$ 1,374,771
KAR Auction Services, Inc.	74,000	2,757,240
Pitney Bowes, Inc.	46,528	1,016,637
R.R. Donnelley & Sons Co. (e)	116,956	2,243,216
		15,830,701
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	31,437	1,359,965
Electrical Equipment - 0.3%
Rockwell Automation, Inc.	16,915	2,078,684
Machinery - 3.4%
Allison Transmission Holdings, Inc.	137,135	4,196,331
Lincoln Electric Holdings, Inc.	47,330	3,181,049
PACCAR, Inc.	98,220	6,242,863
Parker Hannifin Corp.	41,411	4,987,127
Snap-On, Inc.	19,878	3,089,041
Trinity Industries, Inc. (e)	150,958	4,527,230
		26,223,641
Professional Services - 1.3%
Equifax, Inc.	13,452	1,349,639
Manpower, Inc.	21,560	1,825,054
Robert Half International, Inc.	80,394	4,531,810
Verisk Analytics, Inc. (a)	36,531	2,651,420
		10,357,923
TOTAL INDUSTRIALS		81,464,483
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	363,930	4,499,994
F5 Networks, Inc. (a)	38,226	4,804,626
Harris Corp. (e)	5,318	421,292
Juniper Networks, Inc.	102,086	2,837,991
		12,563,903
Electronic Equipment & Components - 0.7%
Avnet, Inc.	21,601	950,660
CDW Corp.	73,769	2,736,830
Dolby Laboratories, Inc. Class A	15,231	596,294
Keysight Technologies, Inc. (a)	48,500	1,593,710
		5,877,494
IT Services - 3.7%
Amdocs Ltd.	91,886	5,039,947
Booz Allen Hamilton Holding Corp. Class A	94,428	2,393,750
Computer Sciences Corp.	54,007	3,704,880
DST Systems, Inc.	36,914	4,370,618
Genpact Ltd. (a)	9,017	202,792
Jack Henry & Associates, Inc.	19,638	1,278,041
The Western Union Co.	220,739	4,845,221
Total System Services, Inc.	38,338	1,579,526
Xerox Corp.	459,412	5,246,485
		28,661,260
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	3,348	$ 163,550
Applied Materials, Inc.	264,373	5,321,828
Broadcom Corp. Class A	135,579	7,707,666
Lam Research Corp.	63,487	5,221,806
Marvell Technology Group Ltd.	270,381	3,782,630
Micron Technology, Inc. (a)	142,612	3,983,153
NVIDIA Corp.	231,285	5,118,337
Skyworks Solutions, Inc.	54,661	5,977,727
Xilinx, Inc.	108,064	5,124,395
		42,401,092
Software - 3.8%
Activision Blizzard, Inc.	171,476	4,331,484
CA Technologies, Inc.	105,481	3,211,896
Citrix Systems, Inc. (a)	23,904	1,553,999
Electronic Arts, Inc. (a)	100,778	6,324,323
FactSet Research Systems, Inc.	18,534	3,061,261
Intuit, Inc.	4,304	448,262
Symantec Corp.	229,913	5,661,608
Synopsys, Inc. (a)	98,372	4,907,779
		29,500,612
Technology Hardware, Storage & Peripherals - 1.4%
NetApp, Inc.	144,985	4,842,499
Western Digital Corp.	59,666	5,809,082
		10,651,581
TOTAL INFORMATION TECHNOLOGY		129,655,942
MATERIALS - 4.4%
Chemicals - 3.3%
Cabot Corp.	44,300	1,837,121
Celanese Corp. Class A	48,160	3,315,816
Eastman Chemical Co.	47,099	3,615,790
International Flavors & Fragrances, Inc.	15,805	1,881,427
LyondellBasell Industries NV Class A	39,529	3,996,382
Sigma Aldrich Corp.	7,185	1,000,871
The Mosaic Co.	123,719	5,672,516
Westlake Chemical Corp.	58,567	4,129,559
		25,449,482
Containers & Packaging - 0.6%
Aptargroup, Inc.	15,985	1,019,363
Avery Dennison Corp.	39,657	2,455,165
Packaging Corp. of America	13,070	904,183
Rock-Tenn Co. Class A	2,864	186,561
		4,565,272
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	25,672	1,637,874

	Shares	Value
Paper & Forest Products - 0.3%
Domtar Corp. (e)	55,429	$ 2,395,641
TOTAL MATERIALS		34,048,269
UTILITIES - 3.7%
Electric Utilities - 1.0%
Entergy Corp.	70,580	5,397,253
PPL Corp.	60,534	2,101,135
		7,498,388
Gas Utilities - 0.7%
AGL Resources, Inc.	9,802	493,727
UGI Corp.	126,534	4,732,372
		5,226,099
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	80,762	1,098,363
Multi-Utilities - 1.4%
Ameren Corp.	14,263	573,800
DTE Energy Co.	11,059	876,205
Public Service Enterprise Group, Inc.	147,277	6,278,419
Vectren Corp.	30,761	1,309,496
Wisconsin Energy Corp. (e)	38,643	1,865,684
		10,903,604
Water Utilities - 0.5%
American Water Works Co., Inc.	72,516	3,833,921
TOTAL UTILITIES		28,560,375
TOTAL COMMON STOCKS (Cost $692,415,604)		759,327,090
Money Market Funds - 8.8%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	11,957,683	11,957,682
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	56,075,725	56,075,725
TOTAL MONEY MARKET FUNDS (Cost $68,033,409)		68,033,407
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $760,449,013)		827,360,497
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(53,230,849)
NET ASSETS - 100%		$ 774,129,648
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
95 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 14,470,400	$ 221,851

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 41,860
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $760,968,101. Net unrealized appreciation aggregated $66,392,396, of which $84,157,644 related to appreciated investment securities and $17,765,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015